UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2012

Date of reporting period: 12/31/2011

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee – 27.1% (a)
Bank of Montreal, Chicago:
0.07%, 1/05/12	$5,000	$5,000,000
0.37%, 1/25/12 (b)	15,000	15,000,000
0.23%, 3/01/12	10,000	10,000,000
Bank of Nova Scotia, Houston, 0.28%, 2/21/12	20,000	20,000,000
Credit Suisse Group A.G., New York, 0.40%, 1/26/12	17,000	17,000,000
Lloyds TSB Bank Plc, New York:
0.12%, 1/03/12	30,000	30,000,000
0.70%, 2/14/12 (c)	17,130	17,130,000
Mizuho Corporate Bank, New York:
0.30%, 1/19/12	10,000	10,000,000
0.20%, 1/20/12	10,000	10,000,000
National Australia Bank Ltd., New York:
0.32%, 1/19/12	17,000	17,000,000
0.37%, 2/10/12 (b)	9,000	9,000,000
0.32%, 2/21/12	10,000	10,000,000
0.49%, 6/18/12	7,300	7,300,000
Norinchukin Bank, New York, 0.18%, 1/03/12	32,000	32,000,000
Rabobank Nederland N.V., New York:
0.24%, 1/17/12	15,000	15,000,000
0.43%, 3/01/12	23,000	23,000,000
Royal Bank of Canada, New York, 0.52%, 2/29/12 (b)	15,500	15,500,000
Sumitomo Mitsui Banking Corp., New York:
0.18%, 1/06/12	15,000	15,000,000
0.35%, 1/12/12	20,000	20,000,000
Sumitomo Trust & Banking Co. Ltd., New York, 0.23%, 1/06/12	25,000	25,000,000
Svenska Handelsbanken, New York, 0.51%, 3/29/12	5,765	5,765,070
Toronto Dominion Bank, New York:
0.36%, 1/12/12 (b)	8,500	8,500,000
0.28%, 1/20/12	16,815	16,815,000
0.37%, 4/17/12	20,000	20,000,000
UBS A.G., Stamford, 0.38%, 1/09/12	20,000	20,000,000

Total Certificates of Deposit – 27.1%		394,010,070

Commercial Paper	Par (000)	Value

Argento Variable Funding Co. LLC, 0.32%, 1/23/12 (d)	$20,000	$19,996,090
Aspen Funding Corp., 0.22%, 1/03/12 (d)	15,000	14,999,817
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.33%, 1/06/12 (d)	22,000	21,998,992
Barclays US Funding Corp., 0.09%, 1/03/12 (d)	24,000	23,999,880
Cancara Asset Securitisation LLC:
0.31%, 1/13/12 (d)	25,000	24,997,417
0.32%, 1/24/12 (d)	20,000	19,995,975
Chariot Funding LLC, 0.14%, 1/12/12 (d)	24,000	23,998,973
Commonwealth Bank of Australia, 0.34%, 2/15/12 (d)	25,000	24,989,375
Credit Suisse New York:
0.39%, 1/05/12 (d)	17,000	16,999,263
0.35%, 1/09/12 (d)	20,000	19,998,444
Deutsche Bank Financial LLC, 0.25%, 1/05/12 (d)	22,000	21,999,389
Fairway Finance Co. LLC:
0.31%, 4/13/12 (b)	25,000	25,000,000
0.32%, 6/11/12 (b)	10,000	10,000,000
ING US Funding LLC, 0.21%, 1/05/12 (d)	5,000	4,999,883
JPMorgan Chase & Co., 0.31%, 3/16/12 (b)	7,000	7,000,000
Kells Funding LLC, 0.50%, 2/10/12 (b)	13,500	13,500,000
MetLife Short Term Funding LLC, 0.34%, 1/17/12 (d)	16,815	16,812,459
Mont Blanc Capital Corp., 0.37%, 1/05/12 (d)	16,115	16,114,337
Nordea North America, Inc.:
0.37%, 1/23/12 (d)	5,840	5,838,680
0.37%, 1/24/12 (d)	15,000	14,996,454
0.43%, 2/16/12 (d)	17,200	17,190,550
RBS Holdings USA Inc., 0.25%, 1/06/12 (d)	8,000	7,999,722
Solitaire Funding LLC, 0.39%, 1/23/12 (d)	21,000	20,994,995
Thames Asset Global Securitization No. 1 Inc.:
0.30%, 1/11/12 (d)	25,000	24,997,917
0.32%, 1/12/12 (d)	10,000	9,999,022
0.31%, 1/20/12 (d)	25,000	24,995,910
UBS Finance Delaware LLC:
0.20%, 1/24/12 (d)	10,000	9,998,722
0.48%, 2/13/12 (d)	15,000	14,991,400
Variable Funding Capital Corp., 0.22%, 2/09/12 (d)	10,000	9,997,617
Victory Receivables Corp.:
0.35%, 1/04/12 (d)	18,000	17,999,475
0.35%, 1/06/12 (d)	17,000	16,999,174
0.37%, 1/12/12 (d)	16,815	16,813,099
Westpac Banking Corp.:
0.35%, 1/06/12 (b)	16,500	16,500,000
0.42%, 1/13/12 (b)	18,500	18,500,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority	PSF	Permanent School Fund	SPEARS	Short Puttable Exempt Adjustable Receipts
AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue Bonds	PUTTERS	Puttable Tax-Exempt Receipts	TECP	Tax-Exempt Commercial Paper
BAN	Bond Anticipation Notes	LOC	Letter of Credit	RB	Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
COP	Certificates of Participation	MB	Municipal Bonds	ROC	Reset Option Certificates	VRDN	Variable Rate Demand Notes
GO	General Obligation Bonds	PCRB	Pollution Control Revenue Bonds	SBPA	Stand-by Bond Purchase Agreement	VRDP	Variable Rate Demand Preferred
GTD	Guaranteed

BLACKROCK FUNDS	DECEMBER 31, 2011	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value

Westpac Securities NZ Ltd., 0.38%, 1/17/12 (d)	$8,000	$7,998,649

Total Commercial Paper – 40.1%		584,211,680

Corporate Notes
JPMorgan Chase Bank N.A., 0.44%, 1/16/13 (b)	17,135	17,135,000
Park Village Assisted Living LLC, 0.35%, 1/06/12 (c)	5,955	5,955,000

Total Corporate Notes – 1.6%		23,090,000

Municipal Bonds
Brazos River Harbor Navigation District Brazoria County RB (JT Venture Project) Series 1998 VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 1/03/12 (c)	10,400	10,400,000
California Housing Finance Agency Home Mortgage RB Series 2003U AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.09%, 1/06/12 (c)	7,100	7,100,000
California Pollution Control Financing Authority RB (Sierra Pacific Industries Inc. Project) Series 1988 VRDN (Wells Fargo Bank N.A. LOC), 0.15%, 1/06/12 (c)	8,675	8,675,000
Houston Utility System RB (First Lien Water Revenue) Series 2004-B3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.07%, 1/06/12 (c)	17,000	17,000,000
Michigan State Housing Development Authority RB Series 2009D VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.09%, 1/06/12 (c)	7,040	7,040,000
New York City GO Series 2003A-3 VRDN (Morgan Stanley Bank LOC), 0.10%, 1/06/12 (c)	10,000	10,000,000
New York City IDA RB (New York Law School Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/06/12 (c)	9,335	9,335,000
Pennsylvania Economic Development Financing Authority Wastewater Treatment RB (Sunoco, Inc. Project) Series 2009B VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/06/12 (c)	8,000	8,000,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac LOC), 0.10%, 1/06/12 (c)	26,350	26,350,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank LOC), 0.34%, 1/06/12 (c)(e)(f)	6,000	6,000,000
Savannah College Georgia RB (Art & Design Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.25%, 1/06/12 (c)	5,100	5,100,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC), 0.15%, 1/06/12 (c)	14,800	14,800,000

Total Municipal Bonds – 8.9%		129,800,000

Closed-End Investment Companies	Par (000)	Value

California – 0.4%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2010-1-956 VRDP (Citibank N.A. Liquidity Facility), 0.22%, 1/06/12 (c)(e)	$5,000	$5,000,000
New York – 0.5%
Nuveen New York Select Quality Municipal Fund, Inc. Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility), 0.22%, 1/06/12 (c)(e)	7,600	7,600,000

Total Closed-End Investment Companies – 0.9%		12,600,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes: (d)
0.14%, 1/23/12	11,450	11,449,020
0.16%, 4/02/12	7,593	7,589,895
0.15%, 7/16/12	24,850	24,829,602
Fannie Mae Variable Rate Notes: (b)
0.28%, 7/26/12	11,000	10,998,754
0.32%, 9/17/12	12,200	12,198,243
0.32%, 12/20/12	9,000	8,998,233
Federal Home Loan Bank Bonds, 0.11%, 4/23/12	12,000	11,997,867
Freddie Mac Discount Notes, 0.16%, 8/14/12 (d)	15,000	14,984,933
Freddie Mac Variable Rate Notes: (b)
0.24%, 4/03/12	9,500	9,499,018
0.21%, 11/02/12	15,000	14,992,384
0.24%, 1/24/13	8,000	7,996,565
0.30%, 9/03/13	15,000	14,994,934
0.22%, 9/13/13	36,700	36,662,151

Total U.S. Government Sponsored Agency Obligations – 12.9%		187,191,599

U.S. Treasury Obligations
U.S. Treasury Notes:
0.88%, 1/31/12	34,030	34,049,302
4.63%, 7/31/12	17,000	17,446,379
0.38%, 8/31/12	21,000	21,032,785
4.25%, 9/30/12	17,000	17,524,749

Total U.S. Treasury Obligations – 6.2%		90,053,215

Repurchase Agreements – 2.4%
Deutsche Bank Securities Inc., 0.05%, 1/03/12	35,370	35,370,000

(Purchased on 12/30/11 to be repurchased at $35,370,197, collateralized by Federal Farm Credit Bank Fund Corp. obligation, 1.13% due at 2/27/14, par and fair value of $35,466,000 and $36,077,922, respectively)

2	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments (concluded)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost – $1,456,326,564*) – 100.1%	$1,456,326,564
Liabilities in Excess of Other Assets – (0.1)%	(944,599)

Net Assets – 100.0%	$1,455,381,965

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	Rate shown reflects the discount rate at the time of purchase.
(e)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	—	$1,456,326,564	—	$1,456,326,564

[1]	See above Schedule of Investments for values in each security type.

BLACKROCK FUNDS	DECEMBER 31, 2011	3

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills: (a)
0.09%, 1/05/12	$10,000	$9,999,900
0.28%, 1/12/12	2,000	1,999,828
0.06%, 1/19/12	5,000	4,999,850
0.03%, 1/26/12	10,000	9,999,826
0.08%, 2/16/12	8,000	7,999,182
0.07%, 3/08/12	5,000	4,999,372
0.26%, 3/08/12	3,000	2,998,548
0.07%, 4/19/12	5,000	4,999,016
0.06%, 4/26/12	10,000	9,998,067
0.06%, 5/03/12	5,000	4,998,941
0.10%, 8/23/12	12,000	11,992,395
0.10%, 11/15/12	5,000	4,995,569
U.S. Treasury Notes,
0.88%, 1/31/12	8,000	8,004,801
0.88%, 2/29/12	7,000	7,009,347
0.75%, 5/31/12	5,000	5,013,050
0.63%, 6/30/12	3,000	3,008,048
0.38%, 8/31/12	8,000	8,013,963
1.38%, 10/15/12	5,000	5,048,750
1.38%, 11/15/12	2,000	2,020,744

Total U.S. Treasury Obligations – 36.3%		118,099,197

Repurchase Agreements
Barclays Capital, Inc.,
0.02%, 1/03/12 (Purchased on 12/30/11 to be repurchased at $27,000,060, collateralized by U.S. Treasury Note, 2.25% due at 5/31/14, par and fair value of $26,288,100 and $27,540,051, respectively)	27,000	27,000,000
Credit Suisse Securities (USA) LLC,
0.02%, 1/03/12 (Purchased on 12/30/11 to be repurchased at $21,000,047, collateralized by U.S. Treasury obligation, 1.25% due at 4/15/14, par and fair value of $19,050,000 and $21,423,315, respectively)	21,000	21,000,000
Deutsche Bank Securities Inc.,
0.01%, 1/03/12 (Purchased on 12/30/11 to be repurchased at $25,855,029, collateralized by U.S. Treasury Note, 2.00% due at 11/15/21, par and fair value of $26,067,400 and $26,372,194, respectively)	25,855	25,855,000
HSBC Securities (USA) Inc.,
0.01%, 1/03/12 (Purchased on 12/30/11 to be repurchased at $27,000,030, collateralized by U.S. Treasury obligation, 0.00% due at 11/15/17, par and fair value of $29,470,000 and $27,540,599, respectively)	27,000	27,000,000
JPMorgan Securities Inc.,
0.01%, 1/03/12 (Purchased on 12/30/11 to be repurchased at $30,000,033, collateralized by U.S. Treasury obligation, 0.00% due at 11/15/24, par and fair value of $42,455,000 and $30,601,988, respectively)	30,000	30,000,000

Repurchase Agreements	Par (000)	Value

Morgan Stanley & Co.,
0.01%, 1/03/12 (Purchased on 12/30/11 to be repurchased at $36,000,040, collateralized by U.S. Treasury Note, 2.88% due at 1/31/13, par and fair value of $35,266,500 and $36,720,009, respectively)	$ 36,000	$ 36,000,000
RBS Securities Inc.,
0.02%, 1/03/12 (Purchased on 12/30/11 to be repurchased at $20,000,044, collateralized by U.S. Treasury obligation, 2.75% due at 10/31/13, par and fair value of $19,435,000 and $20,402,146, respectively)	20,000	20,000,000
UBS Securities LLC,
0.01%, 1/03/12 (Purchased on 12/30/11 to be repurchased at $20,000,022, collateralized by U.S. Treasury Note, 3.63% due at 2/15/21, par and fair value of $17,400,200 and $20,400,086, respectively)	20,000	20,000,000

Total Repurchase Agreements – 63.7%		206,855,000

Total Investments (Cost – $324,954,197*) – 100.0%		324,954,197
Liabilities in Excess of Other Assets – (0.0)%		(21,967)

Net Assets – 100.0%		$324,932,230

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$ 324,954,197	–	$324,954,197

[1]	See above Schedule of Investments for values in each security type.

4	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona – 2.4%
Ak-Chin Indian Community RB Series 2008 VRDN (Bank of America N.A. LOC), 0.11%, 1/06/12 (a)	$1,000	$1,000,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.11%, 1/06/12 (a)	2,305	2,305,000

		3,305,000

Arkansas – 0.9%
Little Rock Residential Housing & Public Facilities Board Capital Improvement RB (Park Systems Project) Series 2001 VRDN (Bank of America N.A. LOC), 0.15%, 1/06/12 (a)	1,105	1,105,000
Rogers RB Series 2011 MB, 2.00%, 11/01/12	100	101,377

		1,206,377

California – 7.7%
California RB Series 2011A2 RAN, 2.00%, 6/26/12	3,500	3,527,968
California School Cash Reserve Program Authority RB Series 2011P TRAN, 2.50%, 1/31/12	200	200,260
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding, Inc. SBPA, Morgan Stanley Municipal Funding, Inc. Guaranty), 0.20%, 1/06/12 (a)(b)(c)	1,753	1,753,000
Los Angeles County GO Series 2011A TRAN, 2.50%, 2/29/12	200	200,698
Los Angeles County GO Series 2011B TRAN, 2.50%, 3/30/12	400	402,098
Los Angeles County GO Series 2011C TRAN, 2.50%, 6/29/12	200	202,057
Los Angeles GO Series 2011 TRAN:
2.50%, 2/29/12	200	200,711
2.50%, 4/30/12	300	302,127
Los Angeles Unified School District GO Series 2007A-2 VRDN (PSF-GTD Insurance), 0.10%, 1/06/12 (a)(b)	1,200	1,200,000
Metropolitan Water District of Southern California RB Series 2000B-3 VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 1/03/12 (a)	2,000	2,000,000
Sacramento County Sanitation District Financing Authority RB Series 2008D VRDN (Morgan Stanley Bank LOC), 0.06%, 1/03/12 (a)	800	800,000

		10,788,919

Colorado – 0.7%
Colorado Educational & Cultural Facilities Authority RB (National Jewish Federation Board Project) Series 2005A-6 VRDN (Bank of America N.A. LOC), 0.09%, 1/03/12 (a)	1,000	1,000,000

Florida – 1.1%
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.15%, 1/06/12 (a)(b)(c)	1,200	1,200,000
Pasco County School Board COP Series 2008C VRDN (Bank of America N.A. LOC), 0.12%, 1/06/12 (a)	300	300,000

		1,500,000

Municipal Bonds	Par (000)	Value

Georgia – 1.1%
Meriwether County IDA RB (Crown Technology LLC Project) Series 2010 AMT VRDN (Federal Home Loan Bank LOC), 0.20%, 1/06/12 (a)	$1,560	$1,560,000

Illinois – 4.1%
Chicago Waterworks RB (Second Lien Project) Sub-Series 2000-1 VRDN (JPMorgan Chase & Co. SBPA), 0.08%, 1/03/12 (a)	3,500	3,500,000
Illinois Finance Authority RB (Northwestern University Project) Series 2008A Mandatory Put Bonds, 0.43%, 3/01/12	400	400,000
Illinois State Toll Highway Authority RB Series 2007A2-A VRDN (Bank of Tokyo-Mitsubishi UFJ LTD LOC), 0.09%, 1/06/12 (a)	1,900	1,900,000

		5,800,000

Indiana – 1.9%
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.10%, 1/06/12 (a)	2,665	2,665,000

Iowa – 3.7%
Iowa Higher Education Loan Authority RB (Loras College Project) Series 2006 VRDN (Bank of America N.A. LOC), 0.10%, 1/03/12 (a)	5,200	5,200,000

Kansas – 0.9%
Topeka GO Series 2011A, 1.25%, 10/01/12	1,230	1,238,260

Louisiana – 3.6%
Louisiana Public Facilities Authority RB (Air Products Chemicals Project) Series 2008C VRDN, 0.04%, 1/03/12 (a)	2,500	2,500,000
St. James Parish RB (Nucor Steel LLC Project) Series 2010B-1 VRDN, 0.11%, 1/06/12 (a)	2,500	2,500,000

		5,000,000

Maryland – 2.3%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 1/06/12 (a)	1,055	1,055,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 1/06/12 (a)	975	975,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.27%, 1/06/12 (a)	1,250	1,250,000

		3,280,000

Michigan – 0.3%
Michigan Strategic Fund RB (Larsen Warden Project) Series 2008 VRDN (Standard Chartered Bank LOC), 0.54%, 1/06/12 (a)	500	500,000

Minnesota – 0.1%
Minneapolis Health Care System Revenue Authority RB RBC Municipal Products, Inc. Trust Series 2010E-19 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.17%, 4/02/12 (a)(b)	100	100,000

BLACKROCK FUNDS	DECEMBER 31, 2011	5

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Mississippi – 4.2%
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2009F VRDN (Chevron Corp. Guaranty), 0.04%, 1/03/12 (a)	$5,600	$5,600,000
University of Mississippi Educational Building Corp. RB (Student Housing Construction Project) Series 2011I MB, 2.00%, 10/01/12	235	237,715

		5,837,715

Missouri – 1.2%
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.17%, 1/06/12 (a)	1,745	1,745,000

Nevada – 0.4%
Clark County RB (Apartment Revenue Project) Series 2011A MB, 2.00%, 6/19/12	550	553,624

New Jersey – 4.2%
Burlington County Bridge Commission RB (Soil Waste Project) Series 2011 TECP, 2.00%, 10/10/12	200	202,354
New Jersey Economic Development Authority RB (The Cooper Health System Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.08%, 1/06/12 (a)	5,100	5,100,000
Ocean City GO Series 2011 BAN, 1.25%, 3/09/12	600	600,342

		5,902,696

New York – 5.3%
Nassau County IDA RB (Clinton Plaza Senior Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.25%, 1/06/12 (a)	250	250,000
New York City Trust for Cultural Resources RB (The American Museum Project) Series 2008A-1 VRDN (Bank of America N.A. SBPA), 0.08%, 1/03/12 (a)	4,400	4,400,000
New York Dormitory Authority RB (Beverwyck, Inc. Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.11%, 1/06/12 (a)	1,800	1,800,000
New York Housing Development Corp. RB Series 2006J-1 Mandatory Put Bonds, 0.35%, 7/13/12 (a)	950	950,000

		7,400,000

North Carolina – 1.7%
Catawba County RB Series 2011 MB:
2.00%, 4/01/12	200	200,874
2.00%, 10/01/12	100	101,248
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007H VRDN (Wells Fargo Bank N.A. LOC), 0.03%, 1/03/12 (a)	1,200	1,200,000
North Carolina GO Series 2009A MB, 5.00%, 3/01/12	400	403,166
University of North Carolina System RB (North Carolina Agricultural and Technical State University Project) Series 2011C MB, 2.00%, 10/01/12	425	430,266

		2,335,554

Municipal Bonds	Par (000)	Value

Ohio – 12.5%
Columbus Regional Airport Authority RB (Capital Funding Pooled Financing Program Project) Series 2004A VRDN (U.S. Bank N.A. LOC), 0.10%, 1/06/12 (a)	$6,355	$6,355,000
Marysville GO (Wastewater Treatment System Project) Series 2011, 1.13%, 5/31/12	200	200,390
Ohio GO (Highway Capital Improvement & Buckeye Savers Bond Project) Series 2007 MB, 5.00%, 5/01/12	100	101,536
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-4 VRDN, 0.04%, 1/03/12 (a)	3,500	3,500,000
Ohio State Water Development Authority RB (First Energy Corp. Project) Series 2010C VRDN (UBS AG LOC), 0.05%, 1/03/12 (a)	1,575	1,575,000
Ohio State Water Development Authority RB (Water Development Fresh Water Project) Series 2009A MB, 5.00%, 6/01/12	500	509,922
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 1/06/12 (a)	5,330	5,330,000

		17,571,848

Oregon – 1.1%
Eugene RB Series 2003 MB, 4.00%, 8/01/12	1,500	1,532,148

Pennsylvania – 11.2%
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.29%, 1/06/12 (a)	5,720	5,720,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN (Kimberly Clark Tissue Co. Corporate Guaranty), 0.11%, 1/06/12 (a)	2,500	2,500,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011A VRDN (Bank of America N.A. SBPA), 0.05%, 1/03/12 (a)	3,800	3,800,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Bank of America N.A. SBPA), 0.05%, 1/03/12 (a)	3,690	3,690,000

		15,710,000

Tennessee – 1.5%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN, 0.19%, 7/27/12 (a)	1,300	1,300,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.28%, 1/06/12 (a)	775	775,000

		2,075,000

Texas – 5.4%
Dallas Independent School District GO Series 2002 MB (PSF-GTD Insurance), 5.25%, 2/15/12	1,000	1,005,706
Dallas Independent School District GO Series 2009 MB, 4.50%, 2/15/12	400	402,090

6	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Harris County Health Facilities Development Corp. RB (Baylor College Medicine Project) Series 2007B VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/03/12 (a)	$4,245	$4,245,000
Lower Neches Valley Authority Industrial Development Corp. RB (Exxon Mobile Corp. Project) Series 2010 VRDN, 0.01%, 1/03/12 (a)	1,900	1,900,000

		7,552,796

Utah – 4.9%
Salt Lake City RB (Spring Air Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC), 0.21%, 1/06/12 (a)	1,985	1,985,000
Utah County GO Series 2011 MB, 2.00%, 2/15/12	1,640	1,642,990
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Municipal Funding SBPA), 0.16%, 1/06/12 (a)(b)(c)	3,050	3,050,000
Utah GO Series 2009C MB, 2.00%, 7/01/12	130	131,103

		6,809,093

Virginia – 0.9%
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN, 0.22%, 7/27/12 (a)	500	500,000
Hampton Roads Sanitation District RB Series 2011 MB, 2.00%, 11/01/12	800	811,162

		1,311,162

West Virginia – 0.1%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB (Appalachian Power Co. Project) Series 2008B AMT VRDN (Mizuho Corp. Bank LTD LOC), 0.11%, 1/06/12 (a)	200	200,000

Wisconsin – 6.4%
Amery IDRB (Plastech Corp. Project) Series 1997 AMT VRDN (U.S. Bank N.A. LOC), 0.25%, 1/06/12 (a)	2,000	2,000,000
Racine Unified School District RB Series 2011 TRAN, 1.00%, 2/03/12	500	500,332
Wisconsin Economic Authority Series 2012 TECP:
0.21%, 1/18/12	4,000	4,000,000
0.23%, 3/06/12	1,100	1,100,000
0.21%, 3/19/12	1,400	1,400,000

		9,000,332

Wyoming – 2.5%
Wyoming Community Development Authority RB Municipal Trust Receipts Floaters Series 2006-1424-R VRDN (Bank of America N.A. SBPA), 0.27%, 1/06/12 (a)(b)(c)	3,500	3,500,000

Total Municipal Bonds – 94.3%		132,180,524

Closed-End Investment Companies	Par (000)	Value

Multi-State – 4.7%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.23%, 1/06/12 (a)(b)	$5,500	$5,500,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. Liquidity Facility), 0.28%, 1/06/12 (a)(b)	1,000	1,000,000

Total Closed-End Investment Companies – 4.7%		6,500,000

Total Investments (Cost – $138,680,524*) – 99.0%		138,680,524
Other Assets Less Liabilities – 1.0%		1,434,758

Net Assets – 100.0%		$140,115,282

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	–	$138,680,524	–	$138,680,524

[1]	See above Schedule of Investments for values in each state.

BLACKROCK FUNDS	DECEMBER 31, 2011	7

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey – 76.6%
Burlington County Bridge Commission RB (Soil Waste Project) Series 2011 TECP, 2.00%, 10/10/12	$100	$101,177
Burlington Township GO Series 2011 BAN, 1.25%, 3/23/12	300	300,407
Butler Borough GO Series 2011 BAN, 1.25%, 8/24/12	126	126,842
Clark Township GO Series 2011 BAN, 1.25%, 3/23/12	100	100,113
Elmwood Park Borough GO Series 2011 BAN, 1.00%, 8/10/12	500	501,083
Fairfield Township GO Series 2011 BAN, 1.25%, 2/22/12	100	100,043
Florham Park GO Series 2011 BAN, 1.00%, 1/26/12	989	989,310
Fort Lee Borough GO Series 2011 BAN, 1.00%, 8/16/12	522	523,161
Glen Rock GO Series 2011 BAN, 1.00%, 1/20/12	970	970,180
Hopatcong Borough GO Series 2011 BAN, 1.25%, 8/03/12	138	138,491
Kearny GO Series 2011 BAN, 1.25%, 6/28/12	925	926,457
Kenilworth Borough GO Series 2011 BAN, 1.00%, 12/14/12	100	100,339
Livingston Township GO Series 2011 BAN, 1.25%, 7/06/12	100	100,310
Lower Township Municipal Utilities Authority RB Series 2011B MB, 2.00%, 9/21/12	1,250	1,263,001
Madison Borough GO Series 2011 BAN, 1.00%, 1/20/12	800	800,196
Neptune Township GO Series 2011 BAN, 1.25%, 9/14/12	403	404,149
New Jersey Clipper Tax-Exempt Certificate Trust RB Series 2009-31 VRDN (State Street Bank & Trust Co. SBPA), 0.10%, 1/06/12 (a)(b)	2,900	2,900,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC), 0.24%, 1/06/12 (b)	950	950,000
New Jersey Economic Development Authority RB (J. James Realty Co. Project) Series 1998 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.24%, 1/06/12 (b)	100	100,000
New Jersey Economic Development Authority RB (Morris Museum Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 1/06/12 (b)	4,000	4,000,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 1/06/12 (b)	1,420	1,420,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.24%, 1/06/12 (b)	1,000	1,000,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1999 VRDN (Wells Fargo Bank N.A. LOC), 0.19%, 1/06/12 (b)	865	865,000
New Jersey Economic Development Authority RB (School Facilities Construction Project) Series 2011E VRDN (JPMorgan Chase & Co. SBPA), 0.07%, 1/03/12 (a)(b)	1,800	1,800,000
New Jersey Economic Development Authority RB (The Cooper Health System Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.08%, 1/06/12 (b)	3,400	3,400,000

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey Economic Development Authority Thermal Energy Facilities RB (Marina Energy LLC Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.18%, 1/06/12 (b)	$600	$600,000
New Jersey Health Care Facilities Financing Authority RB (Meridian IV Project) Series 2007 VRDN (AGM Insurance,Wells Fargo Bank N.A. SBPA), 0.04%, 1/06/12 (b)	6,100	6,100,000
New Jersey Health Care Facilities Financing Authority RB (Recovery Management Systems, Inc. Project) Series 2005 VRDN (TD Bank N.A. LOC), 0.09%, 1/06/12 (b)	1,000	1,000,000
New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Project) Series 2004 VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 1/06/12 (b)	2,100	2,100,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.08%, 1/06/12 (b)	1,500	1,500,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.13%, 1/06/12 (b)(c)	700	700,000
New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2959 VRDN (Morgan Stanley Municipal Funding, Inc. Credit Agreement, Morgan Stanley Bank LOC, Morgan Stanley Bank SBPA), 0.21%, 1/06/12 (a)(b)(c)	450	450,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2006C VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.26%, 1/06/12 (a)(b)(c)	2,745	2,745,000
New Providence Borough GO Series 2011 BAN, 1.00%, 1/27/12	312	311,719
Notrh Wildwood GO Series 2011 BAN, 1.25%, 12/07/12	1,000	1,003,316
Ocean City GO Series 2011B BAN, 1.25%, 6/22/12	600	601,576
Ocean City GO Series 2011 BAN, 1.25%, 3/09/12	370	370,211
Randolph Township GO Series 2011 BAN, 1.00%, 3/28/12	600	600,869
Ringwood Borough GO Series 2011 BAN, 1.00%, 11/02/12	750	752,238
Robbinsville Township GO Series 2011 BAN, 1.00%, 1/11/12	979	979,069
Union County Industrial Pollution Control Financing Authority PCRB (Exxon Mobil Corp. Project) Series 1989 VRDN, 0.01%, 1/03/12 (b)	2,950	2,950,000

Total Municipal Bonds – 76.6%		46,644,257

8	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Closed-End Investment Companies	Par (000)	Value

New Jersey – 9.9%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. Liquidity Facility), 0.24%, 1/06/12 (a)(b)	$ 4,000	$ 4,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. Liquidity Facility), 0.24%, 1/06/12 (a)(b)	2,000	2,000,000

Total Closed-End Investment Companies – 9.9%		6,000,000

Total Investments (Cost – $52,644,257*) – 86.5%		52,644,257
Other Assets Less Liabilities – 13.5%		8,234,369

Net Assets – 100.0%		$ 60,878,626

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	–	$52,644,257	–	$52,644,257

[1]	See above Schedule of Investments for values in the state.

BLACKROCK FUNDS	DECEMBER 31, 2011	9

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

North Carolina – 73.1%
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.10%, 1/06/12 (a)	$2,500	$2,500,000
Charlotte Housing Authority RB (Stonehaven East Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.10%, 1/06/12 (a)	200	200,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B VRDN (US Bank N.A. LOC), 0.03%, 1/03/12 (a)	1,700	1,700,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007H VRDN (Wells Fargo Bank N.A. LOC), 0.03%, 1/03/12 (a)	100	100,000
Greensboro GO (Park Recreational Project) Series 2011 BAN, 1.00%, 2/28/12	1,400	1,401,541
Mecklenburg County COP Series 2006 VRDN (Branch Banking & Trust Co. SBPA), 0.12%, 1/06/12 (a)	3,800	3,800,000
Mecklenburg County GO Series 2009D VRDN, 0.20%, 7/27/12 (a)	3,890	3,890,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.12%, 1/06/12 (a)	690	690,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.12%, 1/06/12 (a)	130	130,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.15%, 1/06/12 (a)	1,900	1,900,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2006A VRDN (Citibank N.A. SBPA), 0.10%, 1/06/12 (a)(b)	1,000	1,000,000
North Carolina Capital Facilities Finance Agency RB PUTTERS (Duke University Project) Series 2008-3248 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 1/03/12 (a)(b)(c)	2,095	2,095,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B VRDN, 0.05%, 1/06/12 (a)	1,350	1,350,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1992A VRDN, 0.02%, 1/06/12 (a)	625	625,000
North Carolina Medical Care Commission Health Care Facilities RB (University Health Systems of Eastern Carolina Project) Series 2008A-1 VRDN (Bank of America N.A. LOC), 0.10%, 1/06/12 (a)	645	645,000
North Carolina State Public Improvement GO Series 2002G VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.06%, 1/06/12 (a)	400	400,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale SBPA), 0.07%, 1/06/12 (a)	2,020	2,020,000
Raleigh Comb Enterprise System RB 2006 ROC-RR-II R-645 VRDN (Citibank N.A. SBPA), 0.10%, 1/06/12 (a)(b)	1,000	1,000,000
Raleigh COP (Downtown Improvement Project) Series 2005B VRDN (RBC Bank USA Inc. SBPA), 0.25%, 1/06/12 (a)	4,400	4,400,000

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
Raleigh RB Series 2009 VRDN, 0.20%, 1/06/12 (a)	$915	$915,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN, 0.02%, 1/06/12 (a)	1,700	1,700,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.09%, 1/03/12 (a)	2,100	2,100,000

		34,561,541

Puerto Rico – 4.0%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.07%, 1/06/12 (a)	1,900	1,900,000

Total Investments (Cost – $36,461,541*) – 77.1%		36,461,541
Other Assets Less Liabilities – 22.9%		10,831,488

Net Assets – 100.0%		$47,293,029

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	–	$36,461,541	–	$36,461,541

[1]	See above Schedule of Investments for values in the state or political subdivision.

10	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio – 89.1%
Allen County RB (Catholic Healthcare Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/03/12 (a)	$800	$800,000
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Bank of Nova Scotia LOC), 0.04%, 1/03/12 (a)	6,000	6,000,000
Avon GO Series 2011A BAN, 1.00%, 7/03/12	100	100,290
Avon GO Series 2011B BAN, 1.00%, 7/19/12	1,485	1,489,842
Butler County GO Series 2011 BAN, 0.50%, 8/02/12	2,100	2,100,000
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2002 VRDN (U.S. Bank N.A. LOC), 0.10%, 1/06/12 (a)	4,900	4,900,000
Cleveland-Cuyahoga County Port Authority RB (Euclid Avenue Housing Corp. Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.10%, 1/06/12 (a)	1,700	1,700,000
Cleveland-Cuyahoga County Port Authority RB (Laurel School Project) Series 2008 VRDN, 0.11%, 1/03/12 (a)	300	300,000
Cuyahoga County RB (Cleveland Clinic Project) Sub-Series 2004B1 VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 1/03/12 (a)	1,600	1,600,000
Delaware County Port Authority Economic Development RB (The Columbus Zoological Park Assoc. Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 1/06/12 (a)	2,800	2,800,000
Franklin County Senior Housing RB (St. George on the Commons Apartments Project) Series 2007 AMT VRDN (Fannie Mae Guaranty), 0.11%, 1/06/12 (a)	915	915,000
Lima RB (Lima Memorial Hospital Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.13%, 1/06/12 (a)	4,000	4,000,000
Lorain County Port Authority RB (St. Ignatius High School Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.09%, 1/06/12 (a)	515	515,000
Lucas County GO Series 2011-1 MB, 1.00%, 7/19/12	105	105,258
Marysville GO (Wastewater Treatment System Project) Series 2011, 1.13%, 5/31/12	150	150,292
Miami County GO Series 2001 BAN, 1.50%, 6/01/12	700	702,896
North Ridgeville GO Series 2011 BAN, 1.00%, 4/10/12	730	730,692
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008B VRDN (JPMorgan Chase & Co. LOC), 0.11%, 1/06/12 (a)	2,000	2,000,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.09%, 1/06/12 (a)	1,600	1,600,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.10%, 1/06/12 (a)	600	600,000
Ohio GO (Common Schools Project) Series 2005B VRDN (Ohio State SBPA), 0.06%, 1/06/12 (a)	1,510	1,510,000
Ohio GO (Highway Capital Improvement & Buckeye Savers Bond Project) Series 2007 MB, 5.00%, 5/01/12	100	101,536
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-4 VRDN, 0.04%, 1/03/12 (a)	14,500	14,500,000

Municipal Bonds	Par (000)	Value

Ohio (concluded)
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 1/06/12 (a)	$900	$900,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program Project) Series 2006F AMT VRDN (Citibank N.A. SBPA), 0.15%, 1/06/12 (a)	1,400	1,400,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program Project) Series 2008H AMT VRDN (Federal Home Loan Bank SBPA), 0.10%, 1/06/12 (a)	5,900	5,900,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program Project) Series 2008 ROC-RR-II- R-11575 VRDN (Citibank N.A. Liquidity Facility, Ginnie Mae Guaranty), 0.11%, 1/06/12 (a)(b)(c)	2,405	2,405,000
Ohio RB (Revitalization Project) Series 2011A BAN, 0.35%, 6/01/12	900	900,000
Ohio State Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC), 0.05%, 1/03/12 (a)	4,700	4,700,000
Ohio State Water Development Authority PCRB (First Energy Corp. Project) Series 2006A VRDN (UBS A.G. LOC), 0.04%, 1/03/12 (a)	2,000	2,000,000
Ohio State Water Development Authority RB (First Energy Corp. Project) Series 2010C VRDN (UBS AG LOC), 0.05%, 1/03/12 (a)	3,600	3,600,000
Shaker Heights GO Series 2011 BAN, 2.00%, 5/05/12	950	954,185
Sharonville GO Series 2011 BAN, 1.13%, 7/12/12	800	801,989
Strongsville GO (Reference Library Project) Series 2011 BAN, 1.25%, 10/25/12	600	604,377
Strongsville GO Series 2011 BAN, 1.25%, 10/25/12	1,200	1,208,753
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 1/06/12 (a)	15,025	15,025,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.24%, 1/06/12 (a)	3,600	3,600,000

		93,220,110

Puerto Rico – 8.9%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.07%, 1/06/12 (a)	9,300	9,300,000

Total Investments (Cost – $102,520,110*) – 98.0%		102,520,110
Other Assets Less Liabilities – 2.0%		2,098,729

Net Assets – 100.0%		$104,618,839

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BLACKROCK FUNDS	DECEMBER 31, 2011	11

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	—	$102,520,110	—	$102,520,110

[1]	See above Schedule of Investments for values in the state or political subdivision.

12	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania – 98.9%
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) Series 2010B-2 VRDN (Deutsche Bank A.G. LOC), 0.12%, 1/06/12 (a)	$12,250	$12,250,000
Allegheny County Hospital Development Authority RB Series 2011A MB, 2.00%, 10/15/12	1,100	1,114,086
Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.10%, 1/06/12 (a)(b)	2,200	2,200,000
Beaver County IDA RB (FirstEnergy Nuclear Project) Series 2006B VRDN (Citibank N.A. LOC), 0.09%, 1/06/12 (a)	3,500	3,500,000
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.29%, 1/06/12 (a)	870	870,000
Berks County RB RBC Municipal Products, Inc. Trust Series 2011C-15 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.10%, 1/06/12 (a)(b)	4,000	4,000,000
Blair County IDA RB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 1/06/12 (a)	6,350	6,350,000
Bucks County IDA RB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.08%, 1/06/12 (a)	6,500	6,500,000
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC), 0.10%, 1/06/12 (a)	4,700	4,700,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.10%, 1/06/12 (a)	12,715	12,715,000
Central Bradford Progress Authority RB (Robert Packer Hospital Project) Series 2011 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.10%, 1/06/12 (a)(b)	5,600	5,600,000
Cumberland County Municipal Authority RB (Presbyterian Homes Project) Series 2003B VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 1/06/12 (a)	7,880	7,880,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1997G VRDN (General Electric Capital Corp. Guaranty), 0.07%, 1/06/12 (a)	2,750	2,750,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1999G VRDN (General Electric Capital Corp. Guaranty), 0.07%, 1/06/12 (a)	8,375	8,375,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2000-97G VRDN (General Electric Capital Corp. Guaranty), 0.07%, 1/06/12 (a)	8,235	8,235,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2005G VRDN (General Electric Capital Corp. Guaranty), 0.07%, 1/06/12 (a)	7,640	7,640,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2009C VRDN (General Electric Capital Corp. Guaranty), 0.07%, 1/06/12 (a)	700	700,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2011G VRDN (General Electric Capital Corp. Guaranty), 0.07%, 1/06/12 (a)	4,910	4,910,000

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN (Kimberly Clark Tissue Co. Corporate Guaranty), 0.11%, 1/06/12 (a)	$100	$100,000
Downingtown Area School District RBC Municipal Products, Inc. Trust Series 2010E-13 VRDN (Royal Bank of Canada SBPA), 0.10%, 1/06/12 (a)(b)	2,330	2,330,000
Emmaus General Authority RB Series 1989H-22 VRDN (U.S. Bank NA LOC), 0.10%, 1/06/12 (a)	1,000	1,000,000
Emmaus General Authority RB Series 1996 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.14%, 1/06/12 (a)	13,715	13,715,000
Emmaus General Authority RB Series 2000A VRDN (U.S. Bank NA LOC), 0.09%, 1/06/12 (a)	7,760	7,760,000
Erie County Hospital Authority RB (St. Mary’s Home Erie Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.17%, 1/06/12 (a)	5,400	5,400,000
Erie Water Authority RB Series 2009C Mandatory Put Bonds (AGM Insurance, Federal Home Loan Bank LOC), 2.50%, 6/01/12 (a)	3,700	3,730,609
Erie Water Authority RB Series 2010-2006D Mandatory Put Bonds (AGM Insurance, Federal Home Loan Bank LOC), 2.50%, 6/01/12 (a)	3,175	3,201,266
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 1/06/12 (a)	1,510	1,510,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005A VRDN (Wells Fargo Bank N.A SBPA), 0.02%, 1/03/12 (a)	2,900	2,900,000
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC), 0.10%, 1/06/12 (a)	2,440	2,440,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 1/03/12 (a)	9,550	9,550,000
Lehigh County General Purpose Authority RB (Lehigh Valley Health Network Project) Series 2008C VRDN (Bank of America N.A. LOC), 0.09%, 1/03/12 (a)	2,500	2,500,000
Lehigh County General Purpose Authority RB (Muhlenberg College Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.09%, 1/06/12 (a)	2,400	2,400,000
Lehigh County GO Series 2011 MB, 2.50%, 11/15/12	1,195	1,217,524
Montgomery County IDA RB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.17%, 1/06/12 (a)	3,225	3,225,000
Northampton County General Purpose Authority RB (Lehigh University Higher Education Project) Series 2004 VRDN (TD Bank N.A. SBPA), 0.07%, 1/06/12 (a)	4,300	4,300,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.29%, 1/06/12 (a)	1,395	1,395,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007 VRDN (State Street Bank & Trust Co. SBPA), 0.13%, 1/06/12 (a)(b)	27,500	27,500,000

BLACKROCK FUNDS	DECEMBER 31, 2011	13

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 1/06/12 (a)	$13,600	$13,600,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 1/06/12 (a)	1,300	1,300,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN (Merck & Co. Corporate Guaranty), 0.15%, 1/06/12 (a)	15,800	15,800,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.40%, 1/06/12 (a)	3,905	3,905,000
Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 1/06/12 (a)	2,100	2,100,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.10%, 1/06/12 (a)(b)(c)	1,605	1,605,000
Pennsylvania Higher Educational Facilties Authority RB (Bryn Mawr College Project) Series 2009 Mandatory Put Bonds, 0.43%, 2/02/12 (a)	5,240	5,240,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008D VRDN (Bank of America N.A. SBPA), 0.11%, 1/06/12 (a)	865	865,000
Pennsylvania Housing Finance Agency RB Series 2004-81C VRDN (Royal Bank of Canada SBPA), 0.08%, 1/06/12 (a)	4,850	4,850,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2009-3297 AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.19%, 1/06/12 (a)(b)(c)	555	555,000
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2010A-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.11%, 1/06/12 (a)	9,750	9,750,000
Pennsylvania Turnpike Commission RB RBC Municipal Products, Inc. Trust Series 2011E-22 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.10%, 1/06/12 (a)(b)	4,000	4,000,000
Pennsylvania Turnpike Commission RB Series 2011D MB, 0.15%, 12/01/12 (a)	6,500	6,500,000
Philadelphia Authority for Industrial Development RB (Chestnut Hill College Project) RB Series 2007A VRDN (Wells Fargo Bank N.A. LOC), 0.09%, 1/06/12 (a)	4,410	4,410,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC), 0.09%, 1/06/12 (a)	5,335	5,335,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (JPMorgan Chase Bank N.A. LOC), 0.25%, 1/06/12 (a)	2,750	2,750,000

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.10%, 1/06/12 (a)	$3,000	$3,000,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 VRDN (Wells Fargo Bank N.A. LOC), 0.24%, 1/06/12 (a)	690	690,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (Royal Bank of Canada LOC), 0.06%, 1/06/12 (a)	10,000	10,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Jefferson Health System Project) Series 2010B MB, 2.50%, 5/15/12	400	402,959
Philadelphia Hospitals & Higher Education Facilities Authority RB (Wills Eye Hospital Project) Series 2000 VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 1/06/12 (a)	3,885	3,885,000
Philadelphia School District GO Series 2009C VRDN (TD Bank N.A. LOC), 0.08%, 1/06/12 (a)	2,800	2,800,000
Philadelphia School District GO Series 2011F VRDN (Barclays Bank Plc LOC), 0.06%, 1/06/12 (a)	33,700	33,700,000
Philadelphia School District GO Series 2011G VRDN (Wells Fargo Bank N.A. LOC), 0.07%, 1/06/12 (a)	3,225	3,225,000
Pittsburgh Water & Sewer Authority RB Series 2009C-1A Mandatory Put Bonds (AGM Insurance, Federal Home Loan Bank LOC), 0.45%, 9/01/12 (a)	5,100	5,100,000
Washington County Authority RB (Girard Estate Project) Series 1999 VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 1/06/12 (a)	3,775	3,775,000
York County GO Series 2012 TRANS, 1.00%, 4/30/12	3,000	3,006,990
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC, Honeywell International Corporate Guaranty), 0.12%, 1/06/12 (a)	2,160	2,160,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN, 0.15%, 1/06/12 (a)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.29%, 1/06/12 (a)	975	975,000

		352,748,434

Puerto Rico – 0.4%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.07%, 1/06/12 (a)	1,400	1,400,000

Total Municipal Bonds – 99.3%		354,148,434

14	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Closed-End Investment Companies	Par (000)	Value

Pennsylvania – 1.6%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2010-1-1125 VRDP (Citibank N.A. Liquidity Facility), 0.24%, 1/06/12 (a)(b)	$3,000	$3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2010-1-1000 VRDP (Citibank N.A. Liquidity Facility), 0.24%, 1/06/12 (a)(b)	2,500	2,500,000

Total Closed-End Investment Companies – 1.6%		5,500,000

Total Investments (Cost – $359,648,434*) – 100.9%		359,648,434
Liabilities in Excess of Other Assets – (0.9)%		(3,038,760)

Net Assets – 100.0%		$356,609,674

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	—	$359,648,434	—	$359,648,434

[1]	See above Schedule of Investments for values in the state or political subdivision.

BLACKROCK FUNDS	DECEMBER 31, 2011	15

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia — 86.2%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 1/06/12 (a)	$1,425	$1,425,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty), 0.10%, 1/06/12 (a)	1,420	1,420,000
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.12%, 1/06/12 (a)	1,000	1,000,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005A-2 VRDN (JPMorgan Chase & Co. SPBA), 0.06%, 1/03/12 (a)	1,400	1,400,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005C-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 1/03/12 (a)	1,200	1,200,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN, 0.22%, 7/27/12 (a)	1,500	1,500,000
Hampton Redevelopment & Housing Authority RB (Multi-Family Housing Project) Series 1998 VRDN (Fannie Mae Guaranty), 0.09%, 1/06/12 (a)	325	325,000
Henrico County Water & Sewer RB Series 2007 ROC-RR-II-R-753PB VRDN (PB Capital Corp. SBPA), 0.30%, 1/06/12 (a)(b)(c)	1,075	1,075,000
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003B VRDN, 0.04%, 1/06/12 (a)	850	850,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.36%, 1/06/12 (a)	860	860,000
Montgomery County IDA RB (Virginia Technical Foundation Project) Series 2005 VRDN (Bank of America N.A. LOC), 0.08%, 1/03/12 (a)	1,045	1,045,000
Newport News IDRB (CNU Warwick LLC Student Apartments Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.18%, 1/06/12 (a)	200	200,000
Richmond IDA RB (Crow-Klein Project) Series 1987A Mandatory Put Bonds (Wells Fargo Bank N.A. LOC), 0.45%, 2/15/12 (a)	1,475	1,475,000
Richmond Utility RB Series 2009 ROC-RR-II- R-10410 VRDN (AGM Insurance, Citibank N.A. SBPA), 0.11%, 1/06/12 (a)(b)(c)	1,255	1,255,000
Stafford County & Staunton IDA RB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC), 0.10%, 1/06/12 (a)	735	735,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC), 0.12%, 1/06/12 (a)	500	500,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006B VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 1/03/12 (a)	2,000	2,000,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 1/03/12 (a)	800	800,000
Virginia College Building Authority RB (21st Century College & Equipment Project) Barclays Capital Municipal Trust Receipts Floater Series 2009-4B-REG D VRDN (Barclays Bank Plc SBPA), 0.16%, 1/06/12 (a)(b)(c)	2,000	2,000,000

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificate Trust RB Series 2007-2009-38 VRDN (State Street Bank & Trust Co. SBPA), 0.10%, 1/06/12 (a)(b)	$3,300	$3,300,000
Virginia Commonwealth Transportation Board RB (U.S. Route 58 Corridor Project) Series 2002B MB, 5.00%, 5/15/12	1,300	1,322,622
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC), 0.12%, 1/06/12 (a)	800	800,000

		26,487,622

Puerto Rico — 4.2%
Commonwealth of Puerto Rico GO Series 2003C5-2 VRDN (Barclays Bank Plc LOC), 0.05%, 1/06/12 (a)	1,000	1,000,000
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.07%, 1/06/12 (a)	300	300,000

		1,300,000

Total Investments (Cost – $27,787,622*) – 90.4%		27,787,622
Other Assets Less Liabilities – 9.6%		2,942,593

Net Assets – 100.0%		$30,730,215

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

16	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	–	$27,787,622	–	$27,787,622

[1]	See above Schedule of Investments for values in the state or political subdivision.

BLACKROCK FUNDS	DECEMBER 31, 2011	17

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

     Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 24, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: February 24, 2012